Net Interest Income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest expense using the effective interest method
Fixed income securities	R$ 550,767	R$ 423,493	R$ 279,057
Loans and advances - Credit institutions	166,814	44,218	44,617
Loans and advances - Customers	8,804,905	6,197,611	4,385,449
Total income	9,522,486	6,665,322	4,709,123
Customer deposits	(2,557,849)	(1,772,029)	(1,269,577)
Assignment of financial assets	(1,525,389)	(615,274)	(491,458)
Contributions to the Credit Guarantee Fund	(879,768)	(331,393)	(124,286)
Interbank deposits	(32,010)	(7,772)	(114)
Interest expense on loans and borrowings	(81,156)	(44,385)
Total expense	(5,076,172)	(2,770,853)	(1,885,435)
Net interest income	R$ 4,446,314	R$ 3,894,469	R$ 2,823,688